UBS Series Funds

May 27, 2025

Supplement to the prospectuses and Statement of Additional Information (the "SAI"), each dated August 28, 2024, as supplemented.

Includes:

•  UBS Select 100% US Treasury Preferred Fund

•  UBS Select 100% US Treasury Institutional Fund

Dear Investor,

The purpose of this supplement is to update certain information for UBS Select 100% US Treasury Preferred Fund and UBS Select 100% US Treasury Institutional Fund (the "funds"), series of UBS Series Funds (the "Trust").

At the recommendation of UBS Asset Management (Americas) LLC, each fund's administrator (and advisor to the related master fund), the Board of Trustees of the Trust approved advancing the final pricing time for the funds to 2:30 p.m. (Eastern time), effective June 2, 2025 (the "Effective Date").

On the Effective Date, the prospectuses and SAI are hereby revised as follows:

The section captioned "Managing your fund account" and sub-captioned "Buying shares" in each of the prospectuses is revised by replacing the chart in its entirety with the following:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 2:30 p.m.	2:30 p.m.

ZS-1279

The section captioned "Managing your fund account" and sub-captioned "Selling shares" in each of the prospectuses is revised by replacing the chart in its entirety with the following:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 2:30 p.m.	2:30 p.m.

The same section of the UBS Select 100% US Treasury Preferred Fund prospectus is revised by replacing the third sentence of the sixth paragraph in its entirety with the following:

If a redemption order is received by 5:00 p.m. (Eastern time) for UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, or by 2:30 p.m. (Eastern time) for UBS Select 100% US Treasury Preferred Fund, the proceeds ordinarily will be transmitted in federal funds on the same day.

The same section of the UBS Select 100% US Treasury Institutional Fund prospectus is revised by replacing the third sentence of the sixth paragraph in its entirety with the following:

If a redemption order is received by 5:00 p.m. (Eastern time) for UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, or by 2:30 p.m. (Eastern time) for UBS Select 100% US Treasury Institutional Fund, the proceeds ordinarily will be transmitted in federal funds on the same day.

The section captioned "Managing your fund account" and sub-captioned "Exchanging shares" in the UBS Select 100% US Treasury Preferred Fund prospectus is revised by replacing the second sentence of the fourth paragraph in its entirety with the following:

Exchange orders for UBS Select 100% US Treasury Preferred Fund are normally accepted up until 2:30 p.m. (Eastern time).

The section captioned "Managing your fund account" and sub-captioned "Exchanging shares" in the UBS Select 100% US Treasury Institutional Fund prospectus is revised by replacing the second sentence of the third paragraph in its entirety with the following:

Exchange orders for UBS Select 100% US Treasury Institutional Fund are normally accepted up until 2:30 p.m. (Eastern time).

The section captioned "Managing your fund account" and sub-captioned "UBS Financial Services Inc.: automated purchasing accounts" and sub-sub-captioned "Buying shares" in each of the prospectuses is revised by replacing the chart in its entirety with the following:

If a purchase order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 2:30 p.m.	2:30 p.m.

The section captioned "Managing your fund account" and sub-captioned "UBS Financial Services Inc.: automated purchasing accounts" and sub-sub-captioned "Selling shares" in each of the prospectuses is revised by replacing the chart in its entirety with the following:

If a redemption order is received:	The order will normally be executed as of:
By 9:00 a.m.	9:00 a.m.
After 9:00 a.m. and before 10:00 a.m.	10:00 a.m.
After 10:00 a.m. and before 11:00 a.m.	11:00 a.m.
After 11:00 a.m. and before 12:00 (noon)	12:00 (noon)
After 12:00 (noon) and before 1:00 p.m.	1:00 p.m.
After 1:00 p.m. and before 2:00 p.m.	2:00 p.m.
After 2:00 p.m. and before 2:30 p.m.	2:30 p.m.

The section captioned "Managing your fund account" and sub-captioned "UBS Financial Services Inc.: automated purchasing accounts" and sub-sub-captioned "Exchanging shares" in the UBS Select 100% US Treasury Preferred Fund prospectus is revised by replacing the second sentence of the fifth paragraph in its entirety with the following:

Exchange orders for UBS Select 100% US Treasury Preferred Fund are normally accepted up until 2:30 p.m. (Eastern time).

The section captioned "Managing your fund account" and sub-captioned "UBS Financial Services Inc.: automated purchasing accounts" and sub-sub-captioned "Exchanging shares" in the UBS Select 100% US Treasury Institutional Fund prospectus is revised by replacing the second sentence of the fourth paragraph in its entirety with the following:

Exchange orders for UBS Select 100% US Treasury Institutional Fund are normally accepted up until 2:30 p.m. (Eastern time).

The section captioned "Managing your fund account" and sub-captioned "Pricing and valuation" in the UBS Select 100% US Treasury Preferred Fund prospectus is revised by replacing the second sentence of the third paragraph in its entirety with the following:

The net asset value per share of UBS Select 100% US Treasury Preferred Fund is normally determined seven times each business day, every hour on the hour (except for the final pricing time), beginning at 9:00 a.m. (Eastern time) and concluding at 2:30 p.m. (Eastern time).

The section captioned "Managing your fund account" and sub-captioned "Pricing and valuation" in the UBS Select 100% US Treasury Institutional Fund prospectus is revised by replacing the second sentence of the third paragraph in its entirety with the following:

The net asset value per share of UBS Select 100% US Treasury Institutional Fund is normally determined seven times each business day, every hour on the hour (except for the final pricing time), beginning at 9:00 a.m. (Eastern time) and concluding at 2:30 p.m. (Eastern time).

The section captioned "Appendix A" in the UBS Select 100% US Treasury Preferred Fund prospectus is revised by replacing the fifth sentence of the introductory paragraph in its entirety with the following:

The normal deadline by which orders to buy or sell shares of UBS Select 100% US Treasury Preferred Fund must be received by the transfer agent is 2:30 p.m. (Eastern time).

The section captioned "Appendix A" in the UBS Select 100% US Treasury Institutional Fund prospectus is revised by replacing the fifth sentence of the introductory paragraph in its entirety with the following:

The normal deadline by which orders to buy or sell shares of UBS Select 100% US Treasury Institutional Fund must be received by the transfer agent is 2:30 p.m. (Eastern time).

The section captioned "Valuation of shares" in the SAI is revised by replacing the fifth sentence of the third paragraph in its entirety with the following:

In addition, if the master funds' board determines that a fund can no longer maintain a constant net asset value of $1.00 per share, the fund may, as part of converting to a market based net asset value, take steps to: (i) temporarily suspend the offering of fund shares; (ii) delay the payment of redemption proceeds for up to seven days, as permitted by the Investment Company Act; and (iii) price its shares once a day at the last current valuation time (e.g., 5:00 p.m., Eastern time, for UBS Select Treasury Institutional Fund, UBS Select Treasury Preferred Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund, UBS Select Government Institutional Fund and UBS Select Government Preferred Fund; and 2:30 p.m., Eastern time, for UBS Select 100% US Treasury Institutional Fund and UBS Select 100% US Treasury Preferred Fund).

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.